BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2022	2021
Centro para el Desarrollo Tecnológico Industrial (Spain)	894	1,484
Banco Santander (Spain)	—	850
Banco Supervielle (Argentina)	—	71
Banco Santander (Argentina)	—	9,835
Banco Desio (Italia)	15	—
BBVA (Mexico)	760	—
Liga Nacional de Fútbol Profesional (Spain)	1,938	—
Others	92	—
TOTAL	3,699	12,240
Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2022	2021

Current
Bank loans	812	10,156
Other loans	2,026	149
Sub-Total	2,838	10,305
Non-current
Bank loans	55	600
Other loans	806	1,335
Sub-Total	861	1,935
TOTAL	3,699	12,240
Movements in borrowings are analyzed as follows:

	As of December 31,
	2022	2021	2020

Balance at the beginning of year	12,240	25,968	51,386
Borrowings related to business combination (note 26.2) (1) (4)	3,010	2,538	13,969
Proceeds from new borrowings (2) (5)	—	13,500	155,108
Payment of borrowings (3) (5)	(10,760)	(30,216)	(196,202)
Accrued interest (4)	2,491	915	2,299
Foreign exchange (4)	(3,127)	(375)	(592)
Translation (4)	(155)	(90)	—
TOTAL	3,699	12,240	25,968

(1) As of December 31, 2022, these borrowings do not have any covenants.

(2)    On October 23, 2021, Sistemas Globales, S.A borrowed 10,061 from Banco Santander and will mature in October 2022. On March 23, 2020, March 24, 2020, and April 1, 2020, Globant, LLC borrowed 64,000, 11,000 and 75,000, respectively, under the Amended and Restated Credit Agreement for the year ended December 31, 2020. This loan will mature on February 5, 2025

(3) During the year ended December 31, 2022, the main payments were 9,030 by Sistemas Globales, S.A to Banco Santander related to the principal amount and interests, and Hybrido Worldwide S.L. paid 808 related to the remaining principal amount and interests of the Banco Santander loan between January 3rd and May 23. During the year ended December 31, 2021, the main payments were 25,000 by Globant LLC related to the principal amount of the Amended and Restated Credit Agreement. During the year ended December 31, 2020, the main payments were 523 paid on March 26, 2020 by Avanxo Colombia related to the principal amount of the borrowing with Banco Santander and 126,927 paid by Globant, LLC related to the principal amount and interest of the A&R Credit Agreement. During August and September, 2020, the Company proceed to pay 12,636 of the borrowings related to Grupo Assa acquisition. On October 31, 2020 and December 31,2020 Globant, LLC paid 20,188 and 30,080, respectively, related to the A&R Credit Agreement.

(4) Non-cash transactions.
(5) Cash transactions.